Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011

iShares 10+ Year Credit Bond Fund
iSHARES® 10+ YEAR CREDIT BOND FUND Ticker: CLYStock Exchange: NYSE Arca
Investment Objective

The iShares 10+ Year Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees Index (the "Underlying Index"), which includes debt securities issued publicly by U.S. corporations and U.S. dollar-denominated, publicly-issued debt of non-U.S. corporations, non-U.S. government debt and supranational debt.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares 10+ Year Credit Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares 10+ Year Credit Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and Yankee bond markets. Component securities include debt issued publicly by U.S. corporations and U.S. dollar-denominated, publicly-issued debt of non-U.S. corporations, non-U.S. government debt and supranational debt. The securities in the Underlying Index have  $250 million or more of outstanding face value, and have at least ten years remaining to maturity or the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars, have a fixed coupon schedule (or at least ten years before the last call prior to the date the bond transitions from a fixed-rate to a floating-rate security) and be issued by the government of, or an entity whose principal place of business is in, a country that has an investment-grade foreign currency long-term sovereign debt rating (based on an average of ratings published by Moody's® Investors Service, Inc. ("Moody's"), Standard and Poor's® Financial Services LLC, a subsidiary of The McGraw-Hill Companies ("S&P®"), and Fitch, Inc. ("Fitch")). The Underlying Index is rebalanced on the last calendar day of each month, based on information available up to and including the third business day before the last business day of the month. As of May 31, 2011, the Underlying Index consisted of 1,305 U.S. dollar-denominated issues of supranational and national entities of, and corporate entities whose principal place of business is in, the following countries: Australia, Bahamas, Barbados, Belgium, Bermuda, Brazil, Canada, Chile, China, Finland, France, Germany, Hong Kong, Hungary, India, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Malta, Mexico, the Netherlands, Norway, Panama, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Trinidad and Tobago, the United Kingdom and the U.S.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Year Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.24%.

The best calendar quarter return during the period shown above was 6.52% in the 3rd quarter of 2010; the worst was -3.23% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares 10+ Year Credit Bond Fund		10.50%	9.14%	Dec 8, 2009
iShares 10+ Year Credit Bond Fund Return After Taxes on Distributions	[1]	8.44%	7.12%
iShares 10+ Year Credit Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.78%	6.59%
iShares 10+ Year Credit Bond Fund BofA Merrill Lynch 10+ Year US Corporate & Yankees Index (Index returns do not reflect deductions for fees, expenses, or taxes)		11.86%	10.51%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares 10+ Year Credit Bond Fund | iShares 10+ Year Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2010	rr_AnnualReturn2010	10.50%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.23%)
One Year	rr_AverageAnnualReturnYear01	10.50%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2009
iShares 10+ Year Credit Bond Fund | iShares 10+ Year Credit Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.44%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.12%	[2]
iShares 10+ Year Credit Bond Fund | iShares 10+ Year Credit Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.78%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.59%	[2]
iShares 10+ Year Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® 10+ YEAR CREDIT BOND FUND Ticker: CLYStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares 10+ Year Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees Index (the "Underlying Index"), which includes debt securities issued publicly by U.S. corporations and U.S. dollar-denominated, publicly-issued debt of non-U.S. corporations, non-U.S. government debt and supranational debt.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and Yankee bond markets. Component securities include debt issued publicly by U.S. corporations and U.S. dollar-denominated, publicly-issued debt of non-U.S. corporations, non-U.S. government debt and supranational debt. The securities in the Underlying Index have  $250 million or more of outstanding face value, and have at least ten years remaining to maturity or the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars, have a fixed coupon schedule (or at least ten years before the last call prior to the date the bond transitions from a fixed-rate to a floating-rate security) and be issued by the government of, or an entity whose principal place of business is in, a country that has an investment-grade foreign currency long-term sovereign debt rating (based on an average of ratings published by Moody's® Investors Service, Inc. ("Moody's"), Standard and Poor's® Financial Services LLC, a subsidiary of The McGraw-Hill Companies ("S&P®"), and Fitch, Inc. ("Fitch")). The Underlying Index is rebalanced on the last calendar day of each month, based on information available up to and including the third business day before the last business day of the month. As of May 31, 2011, the Underlying Index consisted of 1,305 U.S. dollar-denominated issues of supranational and national entities of, and corporate entities whose principal place of business is in, the following countries: Australia, Bahamas, Barbados, Belgium, Bermuda, Brazil, Canada, Chile, China, Finland, France, Germany, Hong Kong, Hungary, India, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Malta, Mexico, the Netherlands, Norway, Panama, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Trinidad and Tobago, the United Kingdom and the U.S.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Year Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 6.52% in the 3rd quarter of 2010; the worst was -3.23% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares 10+ Year Credit Bond Fund | BofA Merrill Lynch 10+ Year US Corporate & Yankees Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.86%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	10.51%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.24%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares 10+ Year Government/Credit Bond Fund
iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND Ticker: GLJStock Exchange: NYSE Arca
Investment Objective

The iShares 10+ Year Government/Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM (the "Underlying Index"), which includes publicly-issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares 10+ Year Government/Credit Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares 10+ Year Government/Credit Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and government bond markets. Component securities include publicly-issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. The securities in the Underlying Index have  $250 million or more of outstanding face value ( $1 billion for U.S. Treasuries) and have at least ten years remaining to maturity or the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars, have a fixed coupon schedule (or at least ten years before the last call prior to the date the bond transitions from a fixed-rate to a floating-rate security) and be issued by the government of, or an entity whose principal place of business is in, a country that has an investment-grade foreign currency long-term sovereign debt rating (based on an average of ratings published by Moody's® Investors Service, Inc. ("Moody's"), Standard and Poor's® Financial Services LLC, a subsidiary of The McGraw-Hill Companies ("S&P®"), and Fitch, Inc. ("Fitch")). The Underlying Index is rebalanced on the last calendar day of each month, based on information available up to and including the third business day before the last business day of the month. As of May 31, 2011, the Underlying Index consisted of 1,686 U.S. dollar-denominated issues of supranational and national entities of, and corporate entities whose principal place of business is in, the following countries: Australia, Bahamas, Barbados, Belgium, Bermuda, Brazil, Canada, Chile, China, Finland, France, Germany, Hong Kong, Hungary, India, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Malta, Mexico, the Netherlands, Norway, Panama, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Trinidad and Tobago, the United Kingdom and the U.S.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Year Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.04

The best calendar quarter return during the period shown above was 8.35% in the 2nd quarter of 2010; the worst was -5.46% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares 10+ Year Government/Credit Bond Fund		9.89%	7.32%	Dec 8, 2009
iShares 10+ Year Government/Credit Bond Fund Return After Taxes on Distributions	[1]	8.14%	5.62%
iShares 10+ Year Government/Credit Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.41%	5.24%
iShares 10+ Year Government/Credit Bond Fund BofA Merrill Lynch 10+ Year US Corporate & Government Index (Index returns do not reflect deductions for fees, expenses, or taxes)		10.56%	8.01%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares 10+ Year Government/Credit Bond Fund | iShares 10+ Year Government/Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2010	rr_AnnualReturn2010	9.89%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.46%)
One Year	rr_AverageAnnualReturnYear01	9.89%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2009
iShares 10+ Year Government/Credit Bond Fund | iShares 10+ Year Government/Credit Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.14%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.62%	[2]
iShares 10+ Year Government/Credit Bond Fund | iShares 10+ Year Government/Credit Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.41%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.24%	[2]
iShares 10+ Year Government/Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND Ticker: GLJStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares 10+ Year Government/Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM (the "Underlying Index"), which includes publicly-issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment-grade U.S. corporate and government bond markets. Component securities include publicly-issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. The securities in the Underlying Index have  $250 million or more of outstanding face value ( $1 billion for U.S. Treasuries) and have at least ten years remaining to maturity or the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars, have a fixed coupon schedule (or at least ten years before the last call prior to the date the bond transitions from a fixed-rate to a floating-rate security) and be issued by the government of, or an entity whose principal place of business is in, a country that has an investment-grade foreign currency long-term sovereign debt rating (based on an average of ratings published by Moody's® Investors Service, Inc. ("Moody's"), Standard and Poor's® Financial Services LLC, a subsidiary of The McGraw-Hill Companies ("S&P®"), and Fitch, Inc. ("Fitch")). The Underlying Index is rebalanced on the last calendar day of each month, based on information available up to and including the third business day before the last business day of the month. As of May 31, 2011, the Underlying Index consisted of 1,686 U.S. dollar-denominated issues of supranational and national entities of, and corporate entities whose principal place of business is in, the following countries: Australia, Bahamas, Barbados, Belgium, Bermuda, Brazil, Canada, Chile, China, Finland, France, Germany, Hong Kong, Hungary, India, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Malta, Mexico, the Netherlands, Norway, Panama, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Trinidad and Tobago, the United Kingdom and the U.S.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Year Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 8.35% in the 2nd quarter of 2010; the worst was -5.46% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares 10+ Year Government/Credit Bond Fund | BofA Merrill Lynch 10+ Year US Corporate & Government Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.56%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.01%

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.04
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays 1-3 Year Credit Bond Fund
iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND Ticker: CSJStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays 1-3 Year Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital 1-3 Year Credit Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays 1-3 Year Credit Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays 1-3 Year Credit Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, there were 882 issues in the Underlying Index.

The Underlying Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country's currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds). The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received). The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.50%.

The best calendar quarter return during the periods shown above was 5.09% in the 2nd quarter of 2009; the worst was -3.00% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays 1-3 Year Credit Bond Fund		3.69%	4.88%	Jan 5, 2007
iShares Barclays 1-3 Year Credit Bond Fund Return After Taxes on Distributions	[1]	2.79%	3.52%
iShares Barclays 1-3 Year Credit Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.40%	3.37%
iShares Barclays 1-3 Year Credit Bond Fund Barclays Capital U.S. 1-3 Year Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		4.15%	5.39%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays 1-3 Year Credit Bond Fund | iShares Barclays 1-3 Year Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2008	rr_AnnualReturn2008	(0.07%)	[1]
Annual Return 2009	rr_AnnualReturn2009	10.73%
Annual Return 2010	rr_AnnualReturn2010	3.69%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
One Year	rr_AverageAnnualReturnYear01	3.69%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays 1-3 Year Credit Bond Fund | iShares Barclays 1-3 Year Credit Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.79%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.52%	[2]
iShares Barclays 1-3 Year Credit Bond Fund | iShares Barclays 1-3 Year Credit Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.40%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.37%	[2]
iShares Barclays 1-3 Year Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND Ticker: CSJStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays 1-3 Year Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital 1-3 Year Credit Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, there were 882 issues in the Underlying Index.

The Underlying Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country's currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds). The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received). The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the periods shown above was 5.09% in the 2nd quarter of 2009; the worst was -3.00% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays 1-3 Year Credit Bond Fund | Barclays Capital U.S. 1-3 Year Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.15%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.39%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.50%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays 1-3 Year Treasury Bond Fund
iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND Ticker: SHYStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays 1-3 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays 1-3 Year Treasury Bond Fund	0.15%	none	none	0.15%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays 1-3 Year Treasury Bond Fund	15	48	85	192

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, there were 68 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.01%.

The best calendar quarter return during the periods shown above was 3.09% in the 1st quarter of 2008; the worst was -1.16% in the 2nd quarter of 2004.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Five Years	Since Fund Inception	Inception Date
iShares Barclays 1-3 Year Treasury Bond Fund		2.22%	4.08%	3.15%	Jul 22, 2002
iShares Barclays 1-3 Year Treasury Bond Fund Return After Taxes on Distributions	[1]	1.86%	2.99%	2.20%
iShares Barclays 1-3 Year Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.45%	2.86%	2.14%
iShares Barclays 1-3 Year Treasury Bond Fund Barclays Capital 1-3 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		2.40%	4.19%	3.29%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays 1-3 Year Treasury Bond Fund | iShares Barclays 1-3 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2003	rr_AnnualReturn2003	1.79%	[1]
Annual Return 2004	rr_AnnualReturn2004	0.81%	[1]
Annual Return 2005	rr_AnnualReturn2005	1.48%	[1]
Annual Return 2006	rr_AnnualReturn2006	3.84%	[1]
Annual Return 2007	rr_AnnualReturn2007	7.30%	[1]
Annual Return 2008	rr_AnnualReturn2008	6.64%	[1]
Annual Return 2009	rr_AnnualReturn2009	0.54%	[1]
Annual Return 2010	rr_AnnualReturn2010	2.22%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.16%)
One Year	rr_AverageAnnualReturnYear01	2.22%
Five Years	rr_AverageAnnualReturnYear05	4.08%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2002
iShares Barclays 1-3 Year Treasury Bond Fund | iShares Barclays 1-3 Year Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.86%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.99%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.20%	[2]
iShares Barclays 1-3 Year Treasury Bond Fund | iShares Barclays 1-3 Year Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.45%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.86%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.14%	[2]
iShares Barclays 1-3 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND Ticker: SHYStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays 1-3 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, there were 68 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 3.09% in the 1st quarter of 2008; the worst was -1.16% in the 2nd quarter of 2004.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays 1-3 Year Treasury Bond Fund | Barclays Capital 1-3 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.40%
Five Years	rr_AverageAnnualReturnYear05	4.19%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.29%

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.01%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays 3-7 Year Treasury Bond Fund
iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND Ticker: IEIStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays 3-7 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays 3-7 Year Treasury Bond Fund	0.15%	none	none	0.15%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays 3-7 Year Treasury Bond Fund	15	48	85	192

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of May 31, 2011, there were 77 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.03%.

The best calendar quarter return during the periods shown above was 7.40% in the 4th quarter of 2008; the worst was -2.95% in the 2nd quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays 3-7 Year Treasury Bond Fund		6.55%	6.73%	Jan 5, 2007
iShares Barclays 3-7 Year Treasury Bond Fund Return After Taxes on Distributions	[1]	5.73%	5.59%
iShares Barclays 3-7 Year Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.23%	5.10%
iShares Barclays 3-7 Year Treasury Bond Fund Barclays Capital U.S. 3-7 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		6.65%	6.88%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays 3-7 Year Treasury Bond Fund | iShares Barclays 3-7 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2008	rr_AnnualReturn2008	13.12%	[1]
Annual Return 2009	rr_AnnualReturn2009	(1.86%)	[1]
Annual Return 2010	rr_AnnualReturn2010	6.55%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
One Year	rr_AverageAnnualReturnYear01	6.55%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays 3-7 Year Treasury Bond Fund | iShares Barclays 3-7 Year Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.73%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.59%	[2]
iShares Barclays 3-7 Year Treasury Bond Fund | iShares Barclays 3-7 Year Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.23%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.10%	[2]
iShares Barclays 3-7 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND Ticker: IEIStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays 3-7 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of May 31, 2011, there were 77 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 7.40% in the 4th quarter of 2008; the worst was -2.95% in the 2nd quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays 3-7 Year Treasury Bond Fund | Barclays Capital U.S. 3-7 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.65%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.88%

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.03%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays 7-10 Year Treasury Bond Fund
iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND Ticker: IEFStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays 7-10 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays 7-10 Year Treasury Bond Fund	0.15%	none	none	0.15%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays 7-10 Year Treasury Bond Fund	15	48	85	192

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of May 31, 2011, there were 20 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1](Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.22%.

The best calendar quarter return during the periods shown above was 12.23% in the 4th quarter of 2008; the worst was -5.25% in the 2nd quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Five Years	Since Fund Inception	Inception Date
iShares Barclays 7-10 Year Treasury Bond Fund		9.29%	6.44%	5.66%	Jul 22, 2002
iShares Barclays 7-10 Year Treasury Bond Fund Return After Taxes on Distributions	[1]	8.07%	5.00%	4.23%
iShares Barclays 7-10 Year Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.03%	4.68%	4.01%
iShares Barclays 7-10 Year Treasury Bond Fund Barclays Capital U.S. 7-10 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		9.37%	6.53%	5.69%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays 7-10 Year Treasury Bond Fund | iShares Barclays 7-10 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2003	rr_AnnualReturn2003	2.05%	[1]
Annual Return 2004	rr_AnnualReturn2004	4.45%	[1]
Annual Return 2005	rr_AnnualReturn2005	2.25%	[1]
Annual Return 2006	rr_AnnualReturn2006	2.65%	[1]
Annual Return 2007	rr_AnnualReturn2007	10.20%	[1]
Annual Return 2008	rr_AnnualReturn2008	18.02%	[1]
Annual Return 2009	rr_AnnualReturn2009	(6.38%)	[1]
Annual Return 2010	rr_AnnualReturn2010	9.29%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
One Year	rr_AverageAnnualReturnYear01	9.29%
Five Years	rr_AverageAnnualReturnYear05	6.44%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2002
iShares Barclays 7-10 Year Treasury Bond Fund | iShares Barclays 7-10 Year Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.07%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.00%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.23%	[2]
iShares Barclays 7-10 Year Treasury Bond Fund | iShares Barclays 7-10 Year Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.03%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.68%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.01%	[2]
iShares Barclays 7-10 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND Ticker: IEFStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays 7-10 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of May 31, 2011, there were 20 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1](Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 12.23% in the 4th quarter of 2008; the worst was -5.25% in the 2nd quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays 7-10 Year Treasury Bond Fund | Barclays Capital U.S. 7-10 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.37%
Five Years	rr_AverageAnnualReturnYear05	6.53%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.69%

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.22%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays 10-20 Year Treasury Bond Fund
iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND Ticker: TLHStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays 10-20 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index (the "Underlying Index").

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays 10-20 Year Treasury Bond Fund	0.15%	none	none	0.15%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays 10-20 Year Treasury Bond Fund	15	48	85	192

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. As of May 31, 2011, there were 21 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to ten years and less than 20 years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective. Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets. Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.22%.

The best calendar quarter return during the periods shown above was 15.12% in the 4th quarter of 2008; the worst was -6.66% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays 10-20 Year Treasury Bond Fund		9.57%	7.06%	Jan 5, 2007
iShares Barclays 10-20 Year Treasury Bond Fund Return After Taxes on Distributions	[1]	8.25%	5.56%
iShares Barclays 10-20 Year Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.24%	5.16%
iShares Barclays 10-20 Year Treasury Bond Fund Barclays Capital U.S. 10-20 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		9.70%	7.08%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays 10-20 Year Treasury Bond Fund | iShares Barclays 10-20 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2008	rr_AnnualReturn2008	20.08%	[1]
Annual Return 2009	rr_AnnualReturn2009	(8.39%)
Annual Return 2010	rr_AnnualReturn2010	9.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.66%)
One Year	rr_AverageAnnualReturnYear01	9.57%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays 10-20 Year Treasury Bond Fund | iShares Barclays 10-20 Year Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.25%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.56%	[2]
iShares Barclays 10-20 Year Treasury Bond Fund | iShares Barclays 10-20 Year Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.24%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.16%	[2]
iShares Barclays 10-20 Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND Ticker: TLHStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays 10-20 Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. As of May 31, 2011, there were 21 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to ten years and less than 20 years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective. Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets. Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the periods shown above was 15.12% in the 4th quarter of 2008; the worst was -6.66% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays 10-20 Year Treasury Bond Fund | Barclays Capital U.S. 10-20 Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.70%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.08%

[1]	The Fund's total return for the three months ended March 31, 2011 was -0.22%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays 20+ Year Treasury Bond Fund
iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND Ticker: TLTStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays 20+ Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays 20+ Year Treasury Bond Fund	0.15%	none	none	0.15%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays 20+ Year Treasury Bond Fund	15	48	85	192

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2011, there were 15 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment grade and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was -1.62%.

The best calendar quarter return during the periods shown above was 27.28% in the 4th quarter of 2008; the worst was -10.94% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Five Years	Since Fund Inception	Inception Date
iShares Barclays 20+ Year Treasury Bond Fund		9.26%	4.96%	6.27%	Jul 22, 2002
iShares Barclays 20+ Year Treasury Bond Fund Return After Taxes on Distributions	[1]	7.71%	3.39%	4.59%
iShares Barclays 20+ Year Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.02%	3.32%	4.40%
iShares Barclays 20+ Year Treasury Bond Fund Barclays Capital U.S. 20+ Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		9.38%	5.03%	6.36%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays 20+ Year Treasury Bond Fund | iShares Barclays 20+ Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2003	rr_AnnualReturn2003	1.76%	[1]
Annual Return 2004	rr_AnnualReturn2004	8.87%	[1]
Annual Return 2005	rr_AnnualReturn2005	8.46%	[1]
Annual Return 2006	rr_AnnualReturn2006	0.85%	[1]
Annual Return 2007	rr_AnnualReturn2007	10.14%	[1]
Annual Return 2008	rr_AnnualReturn2008	33.77%	[1]
Annual Return 2009	rr_AnnualReturn2009	(21.53%)	[1]
Annual Return 2010	rr_AnnualReturn2010	9.26%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.94%)
One Year	rr_AverageAnnualReturnYear01	9.26%
Five Years	rr_AverageAnnualReturnYear05	4.96%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2002
iShares Barclays 20+ Year Treasury Bond Fund | iShares Barclays 20+ Year Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.71%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.39%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.59%	[2]
iShares Barclays 20+ Year Treasury Bond Fund | iShares Barclays 20+ Year Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.02%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.32%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.40%	[2]
iShares Barclays 20+ Year Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND Ticker: TLTStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays 20+ Year Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2011, there were 15 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment grade and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 27.28% in the 4th quarter of 2008; the worst was -10.94% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays 20+ Year Treasury Bond Fund | Barclays Capital U.S. 20+ Year Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.38%
Five Years	rr_AverageAnnualReturnYear05	5.03%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.36%

[1]	The Fund's total return for the three months ended March 31, 2011 was -1.62%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Agency Bond Fund
iSHARES® BARCLAYS AGENCY BOND FUND Ticker: AGZStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays Agency Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Agency Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays Agency Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays Agency Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment-grade native-currency U.S. dollar-denominated debentures issued by government and government-related agencies, including the Federal National Mortgage Association ("FNMA" or "Fannie Mae"). The Underlying Index includes both callable and non-callable agency securities that are publicly-issued by U.S. government agencies, quasi-federal corporations (as described below), and corporate and foreign debt guaranteed by the U.S. government. In addition, the securities in the Underlying Index must be fixed-rate and non-convertible. The Underlying Index includes securities of the following categories:

• government guaranteed securities: issuances that carry direct guarantees from central governments (including, but not limited to, the U.S. federal government);

• government owned, not guaranteed, securities: issuances of entities that are more than 50% owned by central or local governments (including, but not limited to, the U.S. federal government and U.S. state governments), but carry no explicit guarantee of repayment; and

• government sponsored securities: issuances of entities that are not 100% government owned and that have no guarantee, but carry out government policies and benefit from implied involvement of central governments, such as by benefiting from certain government subsidies, credit provisions, or other government support.

The Underlying Index represents the agency portion of the Barclays Capital U.S. Aggregate Index, whose eligible universe is defined by total market issuance, meeting the selection criteria mentioned above.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally seeks to track the performance of the Underlying Index by investing at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
As of May 31, 2011, approximately 84.1% of the composite market value of the bonds represented in the Underlying Index were U.S. agency debentures issued by Fannie Mae, the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"), and the Federal Home Loan Bank System ("FHLB").

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Agency Debt Risk. The Fund will invest in uncollateralized bonds or debentures issued by government agencies, including Fannie Mae and Freddie Mac. Debentures issued by government agencies are generally backed only by the general creditworthiness and reputation of the government agency issuing the debenture and are not backed by the full faith and credit of the U.S. government.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.25%.

The best calendar quarter return during the periods shown above was 2.49% in the 2nd quarter of 2010; the worst was -1.08% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays Agency Bond Fund		3.87%	5.32%	Nov 5, 2008
iShares Barclays Agency Bond Fund Return After Taxes on Distributions	[1]	3.21%	4.59%
iShares Barclays Agency Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.53%	4.11%
iShares Barclays Agency Bond Fund Barclays Capital U.S. Agency Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		4.36%	5.38%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays Agency Bond Fund | iShares Barclays Agency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2009	rr_AnnualReturn2009	1.48%	[1]
Annual Return 2010	rr_AnnualReturn2010	3.87%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.08%)
One Year	rr_AverageAnnualReturnYear01	3.87%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2008
iShares Barclays Agency Bond Fund | iShares Barclays Agency Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.21%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.59%	[2]
iShares Barclays Agency Bond Fund | iShares Barclays Agency Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.53%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.11%	[2]
iShares Barclays Agency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS AGENCY BOND FUND Ticker: AGZStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays Agency Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Agency Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment-grade native-currency U.S. dollar-denominated debentures issued by government and government-related agencies, including the Federal National Mortgage Association ("FNMA" or "Fannie Mae"). The Underlying Index includes both callable and non-callable agency securities that are publicly-issued by U.S. government agencies, quasi-federal corporations (as described below), and corporate and foreign debt guaranteed by the U.S. government. In addition, the securities in the Underlying Index must be fixed-rate and non-convertible. The Underlying Index includes securities of the following categories:

• government guaranteed securities: issuances that carry direct guarantees from central governments (including, but not limited to, the U.S. federal government);

• government owned, not guaranteed, securities: issuances of entities that are more than 50% owned by central or local governments (including, but not limited to, the U.S. federal government and U.S. state governments), but carry no explicit guarantee of repayment; and

• government sponsored securities: issuances of entities that are not 100% government owned and that have no guarantee, but carry out government policies and benefit from implied involvement of central governments, such as by benefiting from certain government subsidies, credit provisions, or other government support.

The Underlying Index represents the agency portion of the Barclays Capital U.S. Aggregate Index, whose eligible universe is defined by total market issuance, meeting the selection criteria mentioned above.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally seeks to track the performance of the Underlying Index by investing at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
As of May 31, 2011, approximately 84.1% of the composite market value of the bonds represented in the Underlying Index were U.S. agency debentures issued by Fannie Mae, the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"), and the Federal Home Loan Bank System ("FHLB").

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Agency Debt Risk. The Fund will invest in uncollateralized bonds or debentures issued by government agencies, including Fannie Mae and Freddie Mac. Debentures issued by government agencies are generally backed only by the general creditworthiness and reputation of the government agency issuing the debenture and are not backed by the full faith and credit of the U.S. government.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 2.49% in the 2nd quarter of 2010; the worst was -1.08% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares.

As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Agency Bond Fund | Barclays Capital U.S. Agency Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.36%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.38%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.25%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Aggregate Bond Fund
iSHARES® BARCLAYS AGGREGATE BOND FUND Ticker: AGGStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays Aggregate Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus").You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
iShares Barclays Aggregate Bond Fund	0.20%	none	none	0.02%	0.22%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays Aggregate Bond Fund	23	71	124	280

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 406% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of the total United States investment grade bond market. As of May 31, 2011, there were 7,979 issues in the Underlying Index.

The Underlying Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Underlying Index have  $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.  The Fund generally seeks to track the performance of the Underlying Index by investing approximately 90% of its assets in the bonds represented in the Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. For example, the Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).

As of May 31, 2011, approximately 31.8% of the bonds represented in the Underlying Index were U.S. fixed-rate agency mortgage pass-through securities. U.S. fixed-rate agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") that are backed by pools of mortgages. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement ("to-be-announced (TBA) transactions"). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BFA. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor's tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund's portfolio turnover rate.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to prepayment risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.34%.

The best calendar quarter return during the periods shown above was 5.21% in the 4th quarter of 2008; the worst was -2.66% in the 2nd quarter of 2004.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Five Years	Since Fund Inception	Inception Date
iShares Barclays Aggregate Bond Fund		6.28%	5.60%	4.91%	Sep 22, 2003
iShares Barclays Aggregate Bond Fund Return After Taxes on Distributions	[1]	4.96%	3.99%	3.40%
iShares Barclays Aggregate Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.11%	3.83%	3.30%
iShares Barclays Aggregate Bond Fund Barclays Capital U.S. Aggregate Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		6.54%	5.80%	5.14%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays Aggregate Bond Fund | iShares Barclays Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	71
5 Years	rr_ExpenseExampleYear05	124
10 Years	rr_ExpenseExampleYear10	280
Annual Return 2004	rr_AnnualReturn2004	4.01%	[1]
Annual Return 2005	rr_AnnualReturn2005	2.17%	[1]
Annual Return 2006	rr_AnnualReturn2006	4.14%	[1]
Annual Return 2007	rr_AnnualReturn2007	6.57%	[1]
Annual Return 2008	rr_AnnualReturn2008	5.90%	[1]
Annual Return 2009	rr_AnnualReturn2009	5.13%	[1]
Annual Return 2010	rr_AnnualReturn2010	6.28%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
One Year	rr_AverageAnnualReturnYear01	6.28%
Five Years	rr_AverageAnnualReturnYear05	5.60%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2003
iShares Barclays Aggregate Bond Fund | iShares Barclays Aggregate Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.96%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.99%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.40%	[2]
iShares Barclays Aggregate Bond Fund | iShares Barclays Aggregate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.11%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.83%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.30%	[2]
iShares Barclays Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS AGGREGATE BOND FUND Ticker: AGGStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays Aggregate Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus").You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 406% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	406.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of the total United States investment grade bond market. As of May 31, 2011, there were 7,979 issues in the Underlying Index.

The Underlying Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Underlying Index have  $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.  The Fund generally seeks to track the performance of the Underlying Index by investing approximately 90% of its assets in the bonds represented in the Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. For example, the Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).

As of May 31, 2011, approximately 31.8% of the bonds represented in the Underlying Index were U.S. fixed-rate agency mortgage pass-through securities. U.S. fixed-rate agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") that are backed by pools of mortgages. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement ("to-be-announced (TBA) transactions"). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BFA. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor's tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund's portfolio turnover rate.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to prepayment risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 5.21% in the 4th quarter of 2008; the worst was -2.66% in the 2nd quarter of 2004.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays Aggregate Bond Fund | Barclays Capital U.S. Aggregate Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.14%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.34%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Credit Bond Fund
iSHARES® BARCLAYS CREDIT BOND FUND Ticker: CFTStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays Credit Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays Credit Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year. As of May 31, 2011, there were 4,516 issues in the Underlying Index.

The Underlying Index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.82%.

The best calendar quarter return during the periods shown above was 8.44% in the 2nd quarter of 2009; the worst was -6.63% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays Credit Bond Fund		8.37%	6.04%	Jan 5, 2007
iShares Barclays Credit Bond Fund Return After Taxes on Distributions	[1]	6.65%	4.19%
iShares Barclays Credit Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.42%	4.05%
iShares Barclays Credit Bond Fund Barclays Capital U.S. Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		8.47%	6.31%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays Credit Bond Fund | iShares Barclays Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2008	rr_AnnualReturn2008	(2.12%)	[1]
Annual Return 2009	rr_AnnualReturn2009	14.21%	[1]
Annual Return 2010	rr_AnnualReturn2010	8.37%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.63%)
One Year	rr_AverageAnnualReturnYear01	8.37%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays Credit Bond Fund | iShares Barclays Credit Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.65%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.19%	[2]
iShares Barclays Credit Bond Fund | iShares Barclays Credit Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.42%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.05%	[2]
iShares Barclays Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS CREDIT BOND FUND Ticker: CFTStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year. As of May 31, 2011, there were 4,516 issues in the Underlying Index.

The Underlying Index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the periods shown above was 8.44% in the 2nd quarter of 2009; the worst was -6.63% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays Credit Bond Fund | Barclays Capital U.S. Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.47%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.31%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.82%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Government/Credit Bond Fund
iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND Ticker: GBFStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays Government/Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays Government/Credit Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays Government/Credit Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranational and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year. As of May 31, 2011, there were 5,497 issues in the Underlying Index.

The Underlying Index includes U.S. government and investment grade credit securities that have greater than or equal to one year remaining to maturity and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.23%.

The best calendar quarter return during the periods shown above was 7.04% in the 4th quarter of 2008; the worst was -2.15% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays Government/Credit Bond Fund		6.38%	5.90%	Jan 5, 2007
iShares Barclays Government/Credit Bond Fund Return After Taxes on Distributions	[1]	5.20%	4.44%
iShares Barclays Government/Credit Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.13%	4.19%
iShares Barclays Government/Credit Bond Fund Barclays Capital U.S. Government/Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		6.59%	5.92%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays Government/Credit Bond Fund | iShares Barclays Government/Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2008	rr_AnnualReturn2008	6.62%	[1]
Annual Return 2009	rr_AnnualReturn2009	3.98%	[1]
Annual Return 2010	rr_AnnualReturn2010	6.38%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.15%)
One Year	rr_AverageAnnualReturnYear01	6.38%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays Government/Credit Bond Fund | iShares Barclays Government/Credit Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.20%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.44%	[2]
iShares Barclays Government/Credit Bond Fund | iShares Barclays Government/Credit Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.13%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.19%	[2]
iShares Barclays Government/Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND Ticker: GBFStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays Government/Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranational and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year. As of May 31, 2011, there were 5,497 issues in the Underlying Index.

The Underlying Index includes U.S. government and investment grade credit securities that have greater than or equal to one year remaining to maturity and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 7.04% in the 4th quarter of 2008; the worst was -2.15% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays Government/Credit Bond Fund | Barclays Capital U.S. Government/Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.59%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.92%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.23%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Intermediate Credit Bond Fund
iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND Ticker: CIUStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays Intermediate Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays Intermediate Credit Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays Intermediate Credit Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, there were 3,138 issues in the Underlying Index.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.95%.

The best calendar quarter return during the periods shown above was 6.98% in the 2nd quarter of 2009; the worst was -5.48% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays Intermediate Credit Bond Fund		7.50%	6.11%	Jan 5, 2007
iShares Barclays Intermediate Credit Bond Fund Return After Taxes on Distributions	[1]	5.95%	4.36%
iShares Barclays Intermediate Credit Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.88%	4.18%
iShares Barclays Intermediate Credit Bond Fund Barclays Capital U.S. Intermediate Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		7.76%	6.36%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays Intermediate Credit Bond Fund | iShares Barclays Intermediate Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2008	rr_AnnualReturn2008	(2.15%)	[1]
Annual Return 2009	rr_AnnualReturn2009	14.72%	[1]
Annual Return 2010	rr_AnnualReturn2010	7.50%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.48%)
One Year	rr_AverageAnnualReturnYear01	7.50%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays Intermediate Credit Bond Fund | iShares Barclays Intermediate Credit Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.95%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.36%	[2]
iShares Barclays Intermediate Credit Bond Fund | iShares Barclays Intermediate Credit Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.88%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.18%	[2]
iShares Barclays Intermediate Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND Ticker: CIUStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays Intermediate Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, there were 3,138 issues in the Underlying Index.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 6.98% in the 2nd quarter of 2009; the worst was -5.48% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays Intermediate Credit Bond Fund | Barclays Capital U.S. Intermediate Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.76%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.36%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.95%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Intermediate Government/Credit Bond Fund
iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND Ticker: GVIStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays Intermediate Government/Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays Intermediate Government/Credit Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays Intermediate Government/Credit Bond Fund	20	64	113	255

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranational and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, there were 4,010 issues in the Underlying Index.

The Underlying Index includes U.S. government and investment grade credit securities that have a greater than or equal to one year and less than ten years remaining to maturity and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.33%.

The best calendar quarter return during the periods shown above was 5.42% in the 4th quarter of 2008; the worst was -1.45% in the 2nd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays Intermediate Government/Credit Bond Fund		5.61%	5.76%	Jan 5, 2007
iShares Barclays Intermediate Government/Credit Bond Fund Return After Taxes on Distributions	[1]	4.54%	4.38%
iShares Barclays Intermediate Government/Credit Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.62%	4.11%
iShares Barclays Intermediate Government/Credit Bond Fund Barclays Capital U.S. Intermediate Government/Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		5.89%	5.84%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays Intermediate Government/Credit Bond Fund | iShares Barclays Intermediate Government/Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2008	rr_AnnualReturn2008	6.02%	[1]
Annual Return 2009	rr_AnnualReturn2009	4.40%	[1]
Annual Return 2010	rr_AnnualReturn2010	5.61%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.45%)
One Year	rr_AverageAnnualReturnYear01	5.61%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays Intermediate Government/Credit Bond Fund | iShares Barclays Intermediate Government/Credit Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.54%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.38%	[2]
iShares Barclays Intermediate Government/Credit Bond Fund | iShares Barclays Intermediate Government/Credit Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.62%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.11%	[2]
iShares Barclays Intermediate Government/Credit Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND Ticker: GVIStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays Intermediate Government/Credit Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranational and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, there were 4,010 issues in the Underlying Index.

The Underlying Index includes U.S. government and investment grade credit securities that have a greater than or equal to one year and less than ten years remaining to maturity and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Government Issuers Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 5.42% in the 4th quarter of 2008; the worst was -1.45% in the 2nd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays Intermediate Government/Credit Bond Fund | Barclays Capital U.S. Intermediate Government/Credit Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.89%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.84%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.33%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays MBS Bond Fund
iSHARES® BARCLAYS MBS BOND FUND Ticker: MBBStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays MBS Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus").

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
iShares Barclays MBS Bond Fund	0.25%	none	none	0.06%	0.31%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays MBS Bond Fund	32	100	174	393

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,128% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). The Underlying Index includes fixed-rate mortgage pass-through securities issued by GNMA, FNMA and FHLMC that have 30-, 20-, 15-year maturities as well as hybrid adjustable rate mortgages ("ARMs"). All securities in the Underlying Index must have a remaining weighted average maturity of at least one year; hybrid ARMs must be at least one year away from initial reset, must be investment grade, and must have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be non-convertible. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund seeks to track the performance of the Underlying Index by investing at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

As of May 31, 2011, approximately 100% of the bonds represented in the Underlying Index were U.S. agency mortgage pass-through securities. The Underlying Index is represented by approximately 96.6% fixed-rate mortgages and 3.4% hybrid ARMs. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement ("to-be-announced (TBA) transactions"). The Fund may enter into such contracts for fixed-rate pass-through securities on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor's tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund's portfolio turnover rate.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to prepayment risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.49%.

The best calendar quarter return during the periods shown above was 3.83% in the 4th quarter of 2008; the worst was -0.77% in the 2nd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays MBS Bond Fund		5.45%	5.98%	Mar 13, 2007
iShares Barclays MBS Bond Fund Return After Taxes on Distributions	[1]	3.32%	4.26%
iShares Barclays MBS Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.52%	4.10%
iShares Barclays MBS Bond Fund Barclays Capital U.S. MBS Index (Index returns do not reflect deductions for fees, expenses, or taxes)		5.37%	6.50%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays MBS Bond Fund | iShares Barclays MBS Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	393
Annual Return 2008	rr_AnnualReturn2008	7.35%	[1]
Annual Return 2009	rr_AnnualReturn2009	5.29%	[1]
Annual Return 2010	rr_AnnualReturn2010	5.45%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.77%)
One Year	rr_AverageAnnualReturnYear01	5.45%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 2007
iShares Barclays MBS Bond Fund | iShares Barclays MBS Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.32%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.26%	[2]
iShares Barclays MBS Bond Fund | iShares Barclays MBS Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.52%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.10%	[2]
iShares Barclays MBS Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS MBS BOND FUND Ticker: MBBStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays MBS Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus").

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,128% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1128.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). The Underlying Index includes fixed-rate mortgage pass-through securities issued by GNMA, FNMA and FHLMC that have 30-, 20-, 15-year maturities as well as hybrid adjustable rate mortgages ("ARMs"). All securities in the Underlying Index must have a remaining weighted average maturity of at least one year; hybrid ARMs must be at least one year away from initial reset, must be investment grade, and must have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be non-convertible. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund seeks to track the performance of the Underlying Index by investing at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

As of May 31, 2011, approximately 100% of the bonds represented in the Underlying Index were U.S. agency mortgage pass-through securities. The Underlying Index is represented by approximately 96.6% fixed-rate mortgages and 3.4% hybrid ARMs. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement ("to-be-announced (TBA) transactions"). The Fund may enter into such contracts for fixed-rate pass-through securities on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor's tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund's portfolio turnover rate.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to prepayment risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 3.83% in the 4th quarter of 2008; the worst was -0.77% in the 2nd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays MBS Bond Fund | Barclays Capital U.S. MBS Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.37%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.50%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.49%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays Short Treasury Bond Fund
iSHARES® BARCLAYS SHORT TREASURY BOND FUND Ticker: SHVStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays Short Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays Short Treasury Bond Fund	0.15%	none	none	0.15%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays Short Treasury Bond Fund	15	48	85	192

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 172% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of May 31, 2011, there were 58 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of between one and 12 months and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.04%.

The best calendar quarter return during the periods shown above was 1.23% in the 1st quarter of 2008; the worst was 0.00% in the 4th quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares Barclays Short Treasury Bond Fund		0.16%	2.05%	Jan 5, 2007
iShares Barclays Short Treasury Bond Fund Return After Taxes on Distributions	[1]	0.08%	1.46%
iShares Barclays Short Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.07%	1.40%
iShares Barclays Short Treasury Bond Fund Barclays Capital U.S. Short Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)		0.29%	2.16%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays Short Treasury Bond Fund | iShares Barclays Short Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2008	rr_AnnualReturn2008	2.77%	[1]
Annual Return 2009	rr_AnnualReturn2009	0.20%	[1]
Annual Return 2010	rr_AnnualReturn2010	0.16%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.16%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2007
iShares Barclays Short Treasury Bond Fund | iShares Barclays Short Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.08%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.46%	[2]
iShares Barclays Short Treasury Bond Fund | iShares Barclays Short Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.07%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.40%	[2]
iShares Barclays Short Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS SHORT TREASURY BOND FUND Ticker: SHVStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays Short Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of May 31, 2011, there were 58 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of between one and 12 months and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Derivatives Risk. The Fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 1.23% in the 1st quarter of 2008; the worst was 0.00% in the 4th quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays Short Treasury Bond Fund | Barclays Capital U.S. Short Treasury Bond Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.29%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.16%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.04%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares Barclays TIPS Bond Fund
iSHARES® BARCLAYS TIPS BOND FUND Ticker: TIPStock Exchange: NYSE Arca
Investment Objective

The iShares Barclays TIPS Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Barclays TIPS Bond Fund	0.20%	none	none	0.20%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Barclays TIPS Bond Fund	20	64	113	255

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. As of May 31, 2011, there were 31 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective. Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes. Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 2.05%.

The best calendar quarter return during the periods shown above was 5.63% in the 1st quarter of 2009; the worst was -3.62% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Five Years	Since Fund Inception	Inception Date
iShares Barclays TIPS Bond Fund		6.10%	5.19%	5.30%	Dec 4, 2003
iShares Barclays TIPS Bond Fund Return After Taxes on Distributions	[1]	5.17%	3.69%	3.77%
iShares Barclays TIPS Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.96%	3.55%	3.64%
iShares Barclays TIPS Bond Fund Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Index returns do not reflect deductions for fees, expenses, or taxes)		6.31%	5.33%	5.47%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares Barclays TIPS Bond Fund | iShares Barclays TIPS Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2004	rr_AnnualReturn2004	8.20%	[1]
Annual Return 2005	rr_AnnualReturn2005	2.64%	[1]
Annual Return 2006	rr_AnnualReturn2006	0.31%	[1]
Annual Return 2007	rr_AnnualReturn2007	11.44%	[1]
Annual Return 2008	rr_AnnualReturn2008	(2.53%)	[1]
Annual Return 2009	rr_AnnualReturn2009	11.37%	[1]
Annual Return 2010	rr_AnnualReturn2010	6.10%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.62%)
One Year	rr_AverageAnnualReturnYear01	6.10%
Five Years	rr_AverageAnnualReturnYear05	5.19%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 4, 2003
iShares Barclays TIPS Bond Fund | iShares Barclays TIPS Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.17%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.69%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.77%	[2]
iShares Barclays TIPS Bond Fund | iShares Barclays TIPS Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.96%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.55%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.64%	[2]
iShares Barclays TIPS Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® BARCLAYS TIPS BOND FUND Ticker: TIPStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Barclays TIPS Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. As of May 31, 2011, there were 31 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade and have  $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Barclays Capital Inc. ("Barclays Capital").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective. Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes. Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline due to a decline in inflation (or deflation) or due to changes in inflation expectations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 5.63% in the 1st quarter of 2009; the worst was -3.62% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Barclays TIPS Bond Fund | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.31%
Five Years	rr_AverageAnnualReturnYear05	5.33%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.47%

[1]	The Fund's total return for the three months ended March 31, 2011 was 2.05%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares iBoxx $ High Yield Corporate Bond Fund
iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND Ticker: HYGStock Exchange: NYSE Arca
Investment Objective

The iShares iBoxx  $ High Yield Corporate Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx®  $ Liquid High Yield Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares iBoxx $ High Yield Corporate Bond Fund	0.50%	none	none	0.50%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares iBoxx $ High Yield Corporate Bond Fund	51	160	280	628

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Underlying Index may include U.S. dollar-denominated corporate bonds that are issued by companies domiciled in Bermuda, Canada, the Cayman Islands, Japan, Western Europe or the U.S. The Underlying Index is a modified market value weighted index. There is no limit to the number of issues in the Underlying Index, but as of May 31, 2011 the Underlying Index included approximately 435 constituents.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally will invest at least 90% of its assets in the securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in high yield corporate bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in high yield corporate bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as future corporate actions and index reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is International Index Company Limited ("IIC").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's® (a division of The McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 3.92%.

The best calendar quarter return during the periods shown above was 17.05% in the 2nd quarter of 2009; the worst was -15.51% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares iBoxx $ High Yield Corporate Bond Fund		12.07%	5.21%	Apr 4, 2007
iShares iBoxx $ High Yield Corporate Bond Fund Return After Taxes on Distributions	[1]	8.78%	1.97%
iShares iBoxx $ High Yield Corporate Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.72%	2.44%
iShares iBoxx $ High Yield Corporate Bond Fund iBoxx $ Liquid High Yield Index (Index returns do not reflect deductions for fees, expenses, or taxes)		12.58%	5.86%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares iBoxx $ High Yield Corporate Bond Fund | iShares iBoxx $ High Yield Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Annual Return 2008	rr_AnnualReturn2008	(23.89%)	[1]
Annual Return 2009	rr_AnnualReturn2009	40.68%	[1]
Annual Return 2010	rr_AnnualReturn2010	12.07%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.51%)
One Year	rr_AverageAnnualReturnYear01	12.07%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2007
iShares iBoxx $ High Yield Corporate Bond Fund | iShares iBoxx $ High Yield Corporate Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.78%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.97%	[2]
iShares iBoxx $ High Yield Corporate Bond Fund | iShares iBoxx $ High Yield Corporate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.72%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.44%	[2]
iShares iBoxx $ High Yield Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND Ticker: HYGStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares iBoxx  $ High Yield Corporate Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx®  $ Liquid High Yield Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Underlying Index may include U.S. dollar-denominated corporate bonds that are issued by companies domiciled in Bermuda, Canada, the Cayman Islands, Japan, Western Europe or the U.S. The Underlying Index is a modified market value weighted index. There is no limit to the number of issues in the Underlying Index, but as of May 31, 2011 the Underlying Index included approximately 435 constituents.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally will invest at least 90% of its assets in the securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in high yield corporate bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in high yield corporate bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as future corporate actions and index reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is International Index Company Limited ("IIC").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's® (a division of The McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 17.05% in the 2nd quarter of 2009; the worst was -15.51% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares iBoxx $ High Yield Corporate Bond Fund | iBoxx $ Liquid High Yield Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.86%

[1]	The Fund's total return for the three months ended March 31, 2011 was 3.92%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares iBoxx $ Investment Grade Corporate Bond Fund
iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND Ticker: LQDStock Exchange: NYSE Arca
Investment Objective

The iShares iBoxx  $ Investment Grade Corporate Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx®  $ Liquid Investment Grade Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares iBoxx $ Investment Grade Corporate Bond Fund	0.15%	none	none	0.15%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares iBoxx $ Investment Grade Corporate Bond Fund	15	48	85	192

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a rules-based index consisting of liquid, U.S. dollar-denominated, investment grade corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment grade corporate bond market. The Underlying Index is a modified market-value weighted index. There is no limit to the number of issues in the Underlying Index, but as of May 31, 2011 the Underlying Index tracked approximately 780 constituents.

The Underlying Index is a subset of the iBoxx USD Corporate Bond Index, an index of over 2,744 investment grade bonds. Bonds in the Underlying Index are selected from the universe of eligible bonds in the iBoxx USD Corporate Bond Index using defined rules. Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated, SEC-registered corporate bonds that: (i) are issued by companies domiciled in Canada, Japan, the U.S. or Western Europe; (ii) are rated investment grade by Fitch, Inc., Moody's® Investors Services or Standard & Poor's®, a division of The McGraw-Hill Companies, Inc.; (iii) are from issuers with at least  $3 billion outstanding face value; (iv) have at least  $750 million of outstanding face value; and (v) have at least three years to maturity.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and at least 95% of its assets in investment grade corporate bonds. The Fund also may invest in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is International Index Company Limited ("IIC").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.74%.

The best calendar quarter return during the periods shown above was 9.02% in the 4th quarter of 2008; the worst was -7.79% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Five Years	Since Fund Inception	Inception Date
iShares iBoxx $ Investment Grade Corporate Bond Fund		9.13%	5.62%	5.89%	Jul 22, 2002
iShares iBoxx $ Investment Grade Corporate Bond Fund Return After Taxes on Distributions	[1]	7.31%	3.68%	4.00%
iShares iBoxx $ Investment Grade Corporate Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.92%	3.64%	3.92%
iShares iBoxx $ Investment Grade Corporate Bond Fund iBoxx $ Liquid Investment Grade Index (Index returns do not reflect deductions for fees, expenses, or taxes)		9.37%	6.14%	6.18%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares iBoxx $ Investment Grade Corporate Bond Fund | iShares iBoxx $ Investment Grade Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2003	rr_AnnualReturn2003	7.43%	[1]
Annual Return 2004	rr_AnnualReturn2004	5.93%	[1]
Annual Return 2005	rr_AnnualReturn2005	1.00%	[1]
Annual Return 2006	rr_AnnualReturn2006	3.95%	[1]
Annual Return 2007	rr_AnnualReturn2007	3.72%	[1]
Annual Return 2008	rr_AnnualReturn2008	(0.34%)	[1]
Annual Return 2009	rr_AnnualReturn2009	12.11%	[1]
Annual Return 2010	rr_AnnualReturn2010	9.13%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.79%)
One Year	rr_AverageAnnualReturnYear01	9.13%
Five Years	rr_AverageAnnualReturnYear05	5.62%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2002
iShares iBoxx $ Investment Grade Corporate Bond Fund | iShares iBoxx $ Investment Grade Corporate Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.31%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.68%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.00%	[2]
iShares iBoxx $ Investment Grade Corporate Bond Fund | iShares iBoxx $ Investment Grade Corporate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.92%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.64%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.92%	[2]
iShares iBoxx $ Investment Grade Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND Ticker: LQDStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares iBoxx  $ Investment Grade Corporate Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx®  $ Liquid Investment Grade Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a rules-based index consisting of liquid, U.S. dollar-denominated, investment grade corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment grade corporate bond market. The Underlying Index is a modified market-value weighted index. There is no limit to the number of issues in the Underlying Index, but as of May 31, 2011 the Underlying Index tracked approximately 780 constituents.

The Underlying Index is a subset of the iBoxx USD Corporate Bond Index, an index of over 2,744 investment grade bonds. Bonds in the Underlying Index are selected from the universe of eligible bonds in the iBoxx USD Corporate Bond Index using defined rules. Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated, SEC-registered corporate bonds that: (i) are issued by companies domiciled in Canada, Japan, the U.S. or Western Europe; (ii) are rated investment grade by Fitch, Inc., Moody's® Investors Services or Standard & Poor's®, a division of The McGraw-Hill Companies, Inc.; (iii) are from issuers with at least  $3 billion outstanding face value; (iv) have at least  $750 million of outstanding face value; and (v) have at least three years to maturity.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and at least 95% of its assets in investment grade corporate bonds. The Fund also may invest in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is International Index Company Limited ("IIC").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 9.02% in the 4th quarter of 2008; the worst was -7.79% in the 3rd quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares iBoxx $ Investment Grade Corporate Bond Fund | iBoxx $ Liquid Investment Grade Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.37%
Five Years	rr_AverageAnnualReturnYear05	6.14%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.18%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.74%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares JPMorgan USD Emerging Markets Bond Fund
iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND Ticker: EMBStock Exchange: NYSE Arca
Investment Objective

The iShares JPMorgan USD Emerging Markets Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares JPMorgan USD Emerging Markets Bond Fund	0.60%	none	none	0.60%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions,

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares JPMorgan USD Emerging Markets Bond Fund	61	192	335	750

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The methodology is designed to distribute the weight of each country within the Underlying Index by limiting the weights of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of May 31, 2011, the Underlying Index consisted of the following 31 countries: Argentina, Belarus, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Egypt, El Salvador, Hungary, Indonesia, Iraq, Ivory Coast, Kazakhstan, Lebanon, Lithuania, Malaysia, Mexico, Panama, Peru, the Philippines, Poland, Russia, South Africa, Sri Lanka, Turkey, Ukraine, Uruguay, Venezuela and Vietnam. As of May 31, 2011, the Underlying Index's five highest weighted countries were Brazil, Mexico, the Philippines, Russia and Turkey. The Underlying Index may change its composition and weighting monthly upon rebalancing. The Underlying Index includes both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities from index-eligible countries. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. Only those instruments which (i) are denominated in U.S. dollars, (ii) have a current face amount outstanding of  $1 billion or more, (iii) have at least two years until maturity, (iv) are able to settle internationally through Euroclear or another institution domiciled outside the issuing country, and (v) have bid and offer prices that are available on a daily and timely basis — either from an inter-dealer broker or JPMorgan Chase & Co. ("JPMorgan") — are considered for inclusion into the Underlying Index. As of May 31, 2011, the Underlying Index consisted of both investment grade and non-investment grade bonds. Convertible bonds are not eligible for inclusion in the Underlying Index. The Underlying Index is market value weighted and is rebalanced monthly on the last business day of the month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is JPMorgan.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's® (a division of The McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.72%.

The best calendar quarter return during the periods shown above was 11.04% in the 2nd quarter of 2009; the worst was -5.80% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares JPMorgan USD Emerging Markets Bond Fund		11.47%	7.85%	Dec 17, 2007
iShares JPMorgan USD Emerging Markets Bond Fund Return After Taxes on Distributions	[1]	9.45%	5.73%
iShares JPMorgan USD Emerging Markets Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.41%	5.41%
iShares JPMorgan USD Emerging Markets Bond Fund JPMorgan EMBI Global Core Index (Index returns do not reflect deductions for fees, expenses, or taxes)		12.29%	8.63%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares JPMorgan USD Emerging Markets Bond Fund | iShares JPMorgan USD Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2008	rr_AnnualReturn2008	(11.81%)	[1]
Annual Return 2009	rr_AnnualReturn2009	27.20%	[1]
Annual Return 2010	rr_AnnualReturn2010	11.47%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.80%)
One Year	rr_AverageAnnualReturnYear01	11.47%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
iShares JPMorgan USD Emerging Markets Bond Fund | iShares JPMorgan USD Emerging Markets Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.45%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.73%	[2]
iShares JPMorgan USD Emerging Markets Bond Fund | iShares JPMorgan USD Emerging Markets Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.41%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.41%	[2]
iShares JPMorgan USD Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND Ticker: EMBStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares JPMorgan USD Emerging Markets Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions,

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The methodology is designed to distribute the weight of each country within the Underlying Index by limiting the weights of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of May 31, 2011, the Underlying Index consisted of the following 31 countries: Argentina, Belarus, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Egypt, El Salvador, Hungary, Indonesia, Iraq, Ivory Coast, Kazakhstan, Lebanon, Lithuania, Malaysia, Mexico, Panama, Peru, the Philippines, Poland, Russia, South Africa, Sri Lanka, Turkey, Ukraine, Uruguay, Venezuela and Vietnam. As of May 31, 2011, the Underlying Index's five highest weighted countries were Brazil, Mexico, the Philippines, Russia and Turkey. The Underlying Index may change its composition and weighting monthly upon rebalancing. The Underlying Index includes both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities from index-eligible countries. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. Only those instruments which (i) are denominated in U.S. dollars, (ii) have a current face amount outstanding of  $1 billion or more, (iii) have at least two years until maturity, (iv) are able to settle internationally through Euroclear or another institution domiciled outside the issuing country, and (v) have bid and offer prices that are available on a daily and timely basis — either from an inter-dealer broker or JPMorgan Chase & Co. ("JPMorgan") — are considered for inclusion into the Underlying Index. As of May 31, 2011, the Underlying Index consisted of both investment grade and non-investment grade bonds. Convertible bonds are not eligible for inclusion in the Underlying Index. The Underlying Index is market value weighted and is rebalanced monthly on the last business day of the month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is JPMorgan.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's® (a division of The McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies of countries that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the Fund's investments.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 11.04% in the 2nd quarter of 2009; the worst was -5.80% in the 4th quarter of 2008.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares JPMorgan USD Emerging Markets Bond Fund | JPMorgan EMBI Global Core Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.29%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	8.63%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.72%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares S&P California AMT-Free Municipal Bond Fund
iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND Ticker: CMFStock Exchange: NYSE Arca
Investment Objective

The iShares S&P California AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares S&P California AMT-Free Municipal Bond Fund	0.25%	none	none	0.25%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares S&P California AMT-Free Municipal Bond Fund	26	80	141	318

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of the investment grade segment of the California municipal bond market. As of May 31, 2011, there were 1,533 issues in the Underlying Index.

The Underlying Index is a subset of the S&P National AMT-Free Municipal Bond IndexTM and is comprised of municipal bonds issued in the State of California. The Underlying Index includes municipal bonds from issuers in the State of California that are California state or local governments or agencies whose interest payments are exempt from U.S. federal and California state income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's® Investors Service, Inc. ("Moody's"), or BBB- by Fitch, Inc. ("Fitch"). Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the offering's original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.
BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and generally invests 90% of its assets in the securities of the Underlying Index and in securities that provide substantially similar exposure to the securities in the Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (due to factors such as index reconstitutions, additions and deletions). The Fund generally holds municipal bond securities issued by the State of California and its municipalities whose interest payments are exempt from U.S. federal and California state income tax, the federal AMT and, effective beginning in 2013, a federal Medicare contribution tax of 3.8% on "net investment income," including dividends, interest and capital gains. In addition, the Fund intends to invest any cash assets in one or more municipal money market funds. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective. Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

California State Municipal Securities Risk. California-specific risk is the risk that a fund that invests more than 25% of its assets in California municipal instruments will be more exposed to the negative political, economic and statutory factors within the State of California than a fund that invests more widely.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.55%.

The best calendar quarter return during the periods shown above was 8.29% in the 3rd quarter of 2009; the worst was -5.66% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares S&P California AMT-Free Municipal Bond Fund		1.53%	3.49%	Oct 4, 2007
iShares S&P California AMT-Free Municipal Bond Fund Return After Taxes on Distributions	[1]	1.52%	3.48%
iShares S&P California AMT-Free Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.40%	3.54%
iShares S&P California AMT-Free Municipal Bond Fund S&P California AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)		3.29%	3.42%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares S&P California AMT-Free Municipal Bond Fund | iShares S&P California AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Annual Return 2008	rr_AnnualReturn2008	(1.42%)	[1]
Annual Return 2009	rr_AnnualReturn2009	10.19%	[1]
Annual Return 2010	rr_AnnualReturn2010	1.53%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.66%)
One Year	rr_AverageAnnualReturnYear01	1.53%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2007
iShares S&P California AMT-Free Municipal Bond Fund | iShares S&P California AMT-Free Municipal Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.52%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.48%	[2]
iShares S&P California AMT-Free Municipal Bond Fund | iShares S&P California AMT-Free Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.40%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.54%	[2]
iShares S&P California AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND Ticker: CMFStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P California AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of the investment grade segment of the California municipal bond market. As of May 31, 2011, there were 1,533 issues in the Underlying Index.

The Underlying Index is a subset of the S&P National AMT-Free Municipal Bond IndexTM and is comprised of municipal bonds issued in the State of California. The Underlying Index includes municipal bonds from issuers in the State of California that are California state or local governments or agencies whose interest payments are exempt from U.S. federal and California state income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's® Investors Service, Inc. ("Moody's"), or BBB- by Fitch, Inc. ("Fitch"). Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the offering's original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.
BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and generally invests 90% of its assets in the securities of the Underlying Index and in securities that provide substantially similar exposure to the securities in the Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (due to factors such as index reconstitutions, additions and deletions). The Fund generally holds municipal bond securities issued by the State of California and its municipalities whose interest payments are exempt from U.S. federal and California state income tax, the federal AMT and, effective beginning in 2013, a federal Medicare contribution tax of 3.8% on "net investment income," including dividends, interest and capital gains. In addition, the Fund intends to invest any cash assets in one or more municipal money market funds. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective. Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

California State Municipal Securities Risk. California-specific risk is the risk that a fund that invests more than 25% of its assets in California municipal instruments will be more exposed to the negative political, economic and statutory factors within the State of California than a fund that invests more widely.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 8.29% in the 3rd quarter of 2009; the worst was -5.66% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares S&P California AMT-Free Municipal Bond Fund | S&P California AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.29%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.42%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.55%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares S&P National AMT-Free Municipal Bond Fund
iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND Ticker: MUBStock Exchange: NYSE Arca
Investment Objective

The iShares S&P National AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus"). BFA, the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund's investments in other iShares funds through June 30, 2013. The contractual waiver may be terminated prior to June 30, 2013 only upon written agreement of the Trust and BFA. During the most recently completed fiscal year, the amount of such expenses incurred and fees waived rounded to 0.00%.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
iShares S&P National AMT-Free Municipal Bond Fund	0.25%	none	none	none	0.25%	none	0.25%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares S&P National AMT-Free Municipal Bond Fund	26	80	141	318

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of May 31, 2011, there were 8,500 issues in the Underlying Index.

The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies (including the Commonwealth of Puerto Rico and U.S. territories such as the U.S. Virgin Islands and Guam) such that the interest on the bond is exempt from U.S. federal income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch, Inc. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the offering's original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and generally invests 90% of its assets in the securities of the Underlying Index and in securities that provide substantially similar exposure to the securities in the Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and, effective beginning in 2013, a federal Medicare contribution tax of 3.8% on "net investment income," including dividends, interest and capital gains. In addition, the Fund intends to invest any cash assets in one or more affiliated municipal money market funds.

The Fund may invest in shares of other iShares funds that provide substantially similar exposure to the securities in the Underlying Index. BFA will waive management fees in an amount equal to the management fees paid by the Fund indirectly as a result of its investment in other iShares funds.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
 Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.31%.

The best calendar quarter return during the periods shown above was 7.04% in the 3rd quarter of 2009; the worst was -4.85% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares S&P National AMT-Free Municipal Bond Fund		1.40%	3.70%	Sep 7, 2007
iShares S&P National AMT-Free Municipal Bond Fund Return After Taxes on Distributions	[1]	1.37%	3.69%
iShares S&P National AMT-Free Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.20%	3.70%
iShares S&P National AMT-Free Municipal Bond Fund S&P National AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)		2.31%	3.74%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares S&P National AMT-Free Municipal Bond Fund | iShares S&P National AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Annual Return 2008	rr_AnnualReturn2008	(0.94%)	[1]
Annual Return 2009	rr_AnnualReturn2009	10.58%	[1]
Annual Return 2010	rr_AnnualReturn2010	1.40%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.85%)
One Year	rr_AverageAnnualReturnYear01	1.40%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 7, 2007
iShares S&P National AMT-Free Municipal Bond Fund | iShares S&P National AMT-Free Municipal Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.37%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.69%	[2]
iShares S&P National AMT-Free Municipal Bond Fund | iShares S&P National AMT-Free Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.20%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.70%	[2]
iShares S&P National AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND Ticker: MUBStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P National AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses. "Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the "Prospectus"). BFA, the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund's investments in other iShares funds through June 30, 2013. The contractual waiver may be terminated prior to June 30, 2013 only upon written agreement of the Trust and BFA. During the most recently completed fiscal year, the amount of such expenses incurred and fees waived rounded to 0.00%.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of May 31, 2011, there were 8,500 issues in the Underlying Index.

The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies (including the Commonwealth of Puerto Rico and U.S. territories such as the U.S. Virgin Islands and Guam) such that the interest on the bond is exempt from U.S. federal income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch, Inc. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the offering's original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and generally invests 90% of its assets in the securities of the Underlying Index and in securities that provide substantially similar exposure to the securities in the Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and, effective beginning in 2013, a federal Medicare contribution tax of 3.8% on "net investment income," including dividends, interest and capital gains. In addition, the Fund intends to invest any cash assets in one or more affiliated municipal money market funds.

The Fund may invest in shares of other iShares funds that provide substantially similar exposure to the securities in the Underlying Index. BFA will waive management fees in an amount equal to the management fees paid by the Fund indirectly as a result of its investment in other iShares funds.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
 Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the periods shown above was 7.04% in the 3rd quarter of 2009; the worst was -4.85% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions
iShares S&P National AMT-Free Municipal Bond Fund | S&P National AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.31%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.74%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.31%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares S&P New York AMT-Free Municipal Bond Fund
iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND Ticker: NYFStock Exchange: NYSE Arca
Investment Objective

The iShares S&P New York AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares S&P New York AMT-Free Municipal Bond Fund	0.25%	none	none	0.25%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares S&P New York AMT-Free Municipal Bond Fund	26	80	141	318

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
The Underlying Index measures the performance of the investment grade segment of the New York municipal bond market. As of May 31, 2011, there were 1,477 issues in the Underlying Index.

The Underlying Index is a subset of the S&P National AMT-Free Municipal Bond IndexTM and is comprised of municipal bonds issued in the State of New York. The Underlying Index includes municipal bonds from issuers in the State of New York that are New York state or local governments or agencies whose interest payments are exempt from U.S. federal and New York state income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's® Investors Service, Inc., or BBB- by Fitch, Inc. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the offering's original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month. BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index. The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and generally invests 90% of its assets in the securities of the Underlying Index and in securities that provide substantially similar exposure to the securities in the Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (due to factors such as index reconstitutions, additions and deletions). The Fund generally holds municipal bond securities issued by the State of New York and its municipalities whose interest payments are exempt from U.S. federal and New York state income tax, the federal AMT and, effective beginning in 2013, a federal Medicare contribution tax of 3.8% on "net investment income," including dividends, interest and capital gains. In addition, the Fund intends to invest any cash assets in one or more affiliated municipal money market funds.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received). The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P. Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

New York Municipal Securities Risk. Because the fund invests substantially in New York municipal instruments, it is more exposed to negative political, economic and statutory factors within the State of New York than a fund that invests more widely.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.14%.

The best calendar quarter return during the periods shown above was 6.45% in the 3rd quarter of 2009; the worst was -4.20% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares S&P New York AMT-Free Municipal Bond Fund		1.48%	3.69%	Oct 4, 2007
iShares S&P New York AMT-Free Municipal Bond Fund Return After Taxes on Distributions	[1]	1.47%	3.68%
iShares S&P New York AMT-Free Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.24%	3.70%
iShares S&P New York AMT-Free Municipal Bond Fund S&P New York AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)		2.25%	4.05%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares S&P New York AMT-Free Municipal Bond Fund | iShares S&P New York AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Annual Return 2008	rr_AnnualReturn2008	(1.99%)	[1]
Annual Return 2009	rr_AnnualReturn2009	11.58%	[1]
Annual Return 2010	rr_AnnualReturn2010	1.48%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.20%)
One Year	rr_AverageAnnualReturnYear01	1.48%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2007
iShares S&P New York AMT-Free Municipal Bond Fund | iShares S&P New York AMT-Free Municipal Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.47%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.68%	[2]
iShares S&P New York AMT-Free Municipal Bond Fund | iShares S&P New York AMT-Free Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.24%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.70%	[2]
iShares S&P New York AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND Ticker: NYFStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P New York AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Underlying Index measures the performance of the investment grade segment of the New York municipal bond market. As of May 31, 2011, there were 1,477 issues in the Underlying Index.

The Underlying Index is a subset of the S&P National AMT-Free Municipal Bond IndexTM and is comprised of municipal bonds issued in the State of New York. The Underlying Index includes municipal bonds from issuers in the State of New York that are New York state or local governments or agencies whose interest payments are exempt from U.S. federal and New York state income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's® Investors Service, Inc., or BBB- by Fitch, Inc. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the offering's original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month. BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index. The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and generally invests 90% of its assets in the securities of the Underlying Index and in securities that provide substantially similar exposure to the securities in the Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (due to factors such as index reconstitutions, additions and deletions). The Fund generally holds municipal bond securities issued by the State of New York and its municipalities whose interest payments are exempt from U.S. federal and New York state income tax, the federal AMT and, effective beginning in 2013, a federal Medicare contribution tax of 3.8% on "net investment income," including dividends, interest and capital gains. In addition, the Fund intends to invest any cash assets in one or more affiliated municipal money market funds.The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received). The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P. Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

New York Municipal Securities Risk. Because the fund invests substantially in New York municipal instruments, it is more exposed to negative political, economic and statutory factors within the State of New York than a fund that invests more widely.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the periods shown above was 6.45% in the 3rd quarter of 2009; the worst was -4.20% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares S&P New York AMT-Free Municipal Bond Fund | S&P New York AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.25%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.05%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.14%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares S&P Short Term National AMT-Free Municipal Bond Fund
iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND Ticker: SUBStock Exchange: NYSE Arca
Investment Objective

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares S&P Short Term National AMT-Free Municipal Bond Fund	0.25%	none	none	0.25%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares S&P Short Term National AMT-Free Municipal Bond Fund	26	80	141	318

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index measures the performance of the short-term investment-grade segment of the U.S. municipal bond market. As of May 31, 2011, there were 1,967 issues in the Underlying Index.

The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies (including the Commonwealth of Puerto Rico and U.S. territories such as the U.S. Virgin Islands and Guam) such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's® Investors Service, Inc., or BBB- by Fitch, Inc. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, a bond must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a remaining term to maturity and/or pre-refunded or call date that is less than or equal to five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in futures contracts, options on futures contracts, options and swaps, as well as cash and cash equivalents, including shares of municipal money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P. Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.64%.

The best calendar quarter return during the periods shown above was 1.67% in the 1st quarter of 2009; the worst was -0.79% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares S&P Short Term National AMT-Free Municipal Bond Fund		1.09%	3.35%	Nov 5, 2008
iShares S&P Short Term National AMT-Free Municipal Bond Fund Return After Taxes on Distributions	[1]	1.09%	3.35%
iShares S&P Short Term National AMT-Free Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.16%	3.07%
iShares S&P Short Term National AMT-Free Municipal Bond Fund S&P Short Term National AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)		1.58%	3.72%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares S&P Short Term National AMT-Free Municipal Bond Fund | iShares S&P Short Term National AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Annual Return 2009	rr_AnnualReturn2009	4.33%	[1]
Annual Return 2010	rr_AnnualReturn2010	1.09%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.79%)
One Year	rr_AverageAnnualReturnYear01	1.09%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2008
iShares S&P Short Term National AMT-Free Municipal Bond Fund | iShares S&P Short Term National AMT-Free Municipal Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.09%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.35%	[2]
iShares S&P Short Term National AMT-Free Municipal Bond Fund | iShares S&P Short Term National AMT-Free Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.16%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.07%	[2]
iShares S&P Short Term National AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND Ticker: SUBStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of the short-term investment-grade segment of the U.S. municipal bond market. As of May 31, 2011, there were 1,967 issues in the Underlying Index.

The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies (including the Commonwealth of Puerto Rico and U.S. territories such as the U.S. Virgin Islands and Guam) such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax ("AMT"). Each bond must have a rating of at least BBB- by Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P"), Baa3 by Moody's® Investors Service, Inc., or BBB- by Fitch, Inc. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least  $100 million. The bond must have a minimum par amount of  $25 million to be eligible for inclusion. To remain in the Underlying Index, a bond must maintain a minimum par amount greater than or equal to  $25 million as of the next rebalancing date. In addition, each bond must have a remaining term to maturity and/or pre-refunded or call date that is less than or equal to five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in futures contracts, options on futures contracts, options and swaps, as well as cash and cash equivalents, including shares of municipal money market funds advised by BFA or its affiliates. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is S&P. Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than taxable bonds.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. The recent financial crisis has caused a decrease in the value and liquidity of many securities, including municipal securities, and has adversely affected many issuers of municipal securities and may continue to do so.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on "net investment income" (effective beginning in 2013).

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the periods shown above was 1.67% in the 1st quarter of 2009; the worst was -0.79% in the 4th quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares S&P Short Term National AMT-Free Municipal Bond Fund | S&P Short Term National AMT-Free Municipal Bond IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.58%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.72%

[1]	The Fund's total return for the three months ended March 31, 2011 was 0.64%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND Ticker: ISHGStock Exchange: NASDAQ
Investment Objective

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	0.35%	none	none	0.35%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	36	113	197	443

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The methodology is designed to balance the weighting of each country within the Underlying Index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of May 31, 2011, the Underlying Index included securities issued by governments in the following 19 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by S&P and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital. The Fund is particularly exposed to Asian Economic Risk, European Economic Risk and Japanese Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Treasury Obligations Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of its Treasury obligations to decline.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Years Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 2.79%.

The best calendar quarter return during the period shown above was 9.96% in the 3rd quarter of 2010; the worst was -4.94% in the 2nd quarter of 2010. Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund		1.10%	5.79%	Jan 21, 2009
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund Return After Taxes on Distributions	[1]	0.77%	5.38%
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.72%	4.70%
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (Index returns do not reflect deductions for fees, expenses, or taxes)		1.54%	6.35%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
Annual Return 2010	rr_AnnualReturn2010	1.10%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.94%)
One Year	rr_AverageAnnualReturnYear01	1.10%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2009
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.77%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.38%	[2]
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.72%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.70%	[2]
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND Ticker: ISHGStock Exchange: NASDAQ
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The methodology is designed to balance the weighting of each country within the Underlying Index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of May 31, 2011, the Underlying Index included securities issued by governments in the following 19 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by S&P and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital. The Fund is particularly exposed to Asian Economic Risk, European Economic Risk and Japanese Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Treasury Obligations Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of its Treasury obligations to decline.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the period shown above was 9.96% in the 3rd quarter of 2010; the worst was -4.94% in the 2nd quarter of 2010. Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund | S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.54%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.35%

[1]	The Fund's total return for the three months ended March 31, 2011 was 2.79%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares S&P/Citigroup International Treasury Bond Fund
iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND Ticker: IGOVStock Exchange: NASDAQ
Investment Objective

The iShares S&P/Citigroup International Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares S&P/Citigroup International Treasury Bond Fund	0.35%	none	none	0.35%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
iShares S&P/Citigroup International Treasury Bond Fund	36	113	197	443

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Underlying Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The index methodology is designed to balance the weighting of each country within the Underlying Index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of May 31, 2011, the Underlying Index included securities issued by governments in the following 19 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index includes bonds having a remaining maturity greater than one year.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
 The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV.
Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by S&P and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital. The Fund is particularly exposed to Asian Economic Risk, European Economic Risk and Japanese Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Treasury Obligations Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of its Treasury obligations to decline.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Year by Year Returns[1] (Year Ended December 31)

[1]	The Fund's total return for the three months ended March 31, 2011 was 2.30%.

The best calendar quarter return during the period shown above was 11.41% in the 3rd quarter of 2010; the worst was -4.21% in the 2nd quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -		One Year	Since Fund Inception	Inception Date
iShares S&P/Citigroup International Treasury Bond Fund		1.21%	6.43%	Jan 21, 2009
iShares S&P/Citigroup International Treasury Bond Fund Return After Taxes on Distributions	[1]	0.41%	5.65%
iShares S&P/Citigroup International Treasury Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.78%	5.04%
iShares S&P/Citigroup International Treasury Bond Fund S&P/Citigroup International Treasury Bond Index Ex-US (Index returns do not reflect deductions for fees, expenses, or taxes)		1.86%	7.17%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
iShares S&P/Citigroup International Treasury Bond Fund | iShares S&P/Citigroup International Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
Annual Return 2010	rr_AnnualReturn2010	1.21%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.21%)
One Year	rr_AverageAnnualReturnYear01	1.21%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2009
iShares S&P/Citigroup International Treasury Bond Fund | iShares S&P/Citigroup International Treasury Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.41%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.65%	[2]
iShares S&P/Citigroup International Treasury Bond Fund | iShares S&P/Citigroup International Treasury Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.78%	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.04%	[2]
iShares S&P/Citigroup International Treasury Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND Ticker: IGOVStock Exchange: NASDAQ
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares S&P/Citigroup International Treasury Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The index methodology is designed to balance the weighting of each country within the Underlying Index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of May 31, 2011, the Underlying Index included securities issued by governments in the following 19 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index includes bonds having a remaining maturity greater than one year.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. For example, the Fund may invest in bonds not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions).The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
 The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV.
Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by S&P and Fitch, Inc. ("Fitch"), "Baa3" by Moody's® Investors Service, Inc. ("Moody's"), or "BBBL" by Dominion Bond Rating Service Limited ("Dominion")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital. The Fund is particularly exposed to Asian Economic Risk, European Economic Risk and Japanese Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Treasury Obligations Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of its Treasury obligations to decline.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the "Prospectus").

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns[1] (Year Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The best calendar quarter return during the period shown above was 11.41% in the 3rd quarter of 2010; the worst was -4.21% in the 2nd quarter of 2010.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares S&P/Citigroup International Treasury Bond Fund | S&P/Citigroup International Treasury Bond Index Ex-US (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.86%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	7.17%

[1]	The Fund's total return for the three months ended March 31, 2011 was 2.30%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2011